Equity (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Composition of equity

A. Composition:

As at December 31, 2020		As at December 31, 2019
Authorized	Issued and paid	Authorized	Issued and paid

Number of Ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	* 1,305	1,485	* 1,305

Number of Special State share of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 19.G.(1)

Reconciliation of the number of shares outstanding

The reconciliation of the number of shares outstanding at the beginning and at the end of the year is as follows:

Number of Outstanding Shares (in millions)

As at January 1, 2019	1,305
Issuance of shares	-
As at December 31, 2019	1,305
Issuance of shares	-
As at December 31, 2020	1,305

Share-based payments to employees, non-marketable options

Non-marketable options

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date

August 6, 2014	Officers and senior employees	3,993	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.

Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.

					3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018	Two years from the vesting date.
December 11, 2014	Former CEO	367
May 12, 2015	Officers and senior employees	6,729		Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	The first and second tranches is at the end of 36 months after the grant date for the third tranche is at the end of 48 months after the grant date.
June 29, 2015	Former CEO	530
	Former chairman of BOD	404
June 30, 2016	Officers and senior employees	3,035				June 30, 2023
September 5, 2016	Former chairman of BOD	186
February 14, 2017	Former CEO	114				February 14, 2024
June 20, 2017	Officers and senior employees	6,868				June 20, 2024
August 2, 2017	Former chairman of BOD	165

Note 19 – Equity (cont'd)

C. Share-based payments (cont'd)

  Non-marketable options (cont'd)

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date

March 6, 2018	Officers and senior employees	5,554	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	March 6, 2025
May 14, 2018	CEO	385				May 14, 2025
August 20, 2018	Former chairman of BOD	403				August 20, 2025
April 15, 2019	Officers and senior manager	13,242			2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.	5 years after the grant date
June 27, 2019	CEO	3,512
May 29, 2019 *	Chairman of BOD	2,169			2 equal tranches: (1) half at the end of 24 months after the issuance date. (2) half at the end of 36 months after the issuance date.	5 years after the issuance date

* The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.

Share-based payments to employees, non-marketable options, grants parameters

The fair value of the options granted in 2014, as part of 2014 equity compensation plan, as amended, was estimated using the binomial model for pricing options. The grants in 2015, 2016, 2017, 2018 and 2019 under the 2014 Equity Compensation Plan, as amended, were estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

2014 Plan
Granted 2014	Granted 2015	Granted 2016	Granted 2017	Granted 2018	Granted 2019

Share price (in $)	8.2	7.0	3.9	4.5	4.4	5.4
CPI-linked exercise price (in $)	8.4	7.2	4.3	4.3	4.3	5.3
Expected volatility:
First tranche	29.40%	25.40%	30.51%	31.88%	28.86%	27.85%
Second tranche	31.20%	25.40%	30.51%	31.88%	28.86%	27.85%
Third tranche	40.80%	28.80%	30.51%	31.88%	28.86%	27.85%
Expected life of options (in years):
First tranche	4.3	3.0	7.0	7.0	7.0	4.4
Second tranche	5.3	3.0	7.0	7.0	7.0	4.4
Third tranche	6.3	4.0	7.0	7.0	7.0	4.4
Risk-free interest rate:
First tranche	(0.17)%	(1.00)%	0.01%	0.37%	0.03%	(0.67)%
Second tranche	0.05%	(1.00)%	0.01%	0.37%	0.03%	(0.67)%
Third tranche	0.24%	(0.88)%	0.01%	0.37%	0.03%	(0.67)%
Fair value (in $ millions)	8.4	9.0	4.0	11.3	8.8	7.5
Weighted average grant date fair value per option (in $)	1.9	1.2	1.1	1.6	1.4	1.2

Share-based payments to employees, non-marketable options, movement in the options

The movement in the options are as follows:

Number of options (in millions)
2014 Plan

Balance as at January 1, 2019	18
Movement in 2019:
Granted during the year	19
Expired during the year	(3)
Forfeited during the year	(3)
Exercised during the year	(1)
Total options outstanding as at December 31, 2019	30
Movement in 2020:
Expired during the year	(2)
Exercised during the year	(1)
Total options outstanding as at December 31, 2020	27

Share-based payments to employees, non-marketable options, exercise price

The exercise prices for options outstanding at the beginning and end of each period are as follows:

December 31, 2020	December 31, 2019	December 31, 2018

Granted 2014 US Dollar	-	7.15	6.77
Granted 2015 US Dollar	-	-	6.92
Granted 2016 US Dollar	4.56	4.36	4.21
Granted 2017 US Dollar	4.17	4.01	3.89
Granted 2018 US Dollar	4.12	3.99	3.89
Granted 2019 US Dollar	5.66	5.42	-

Share-based payments to employees, non-marketable options, number of options vested

The number of outstanding vested options at the end of each period and the weighted average exercise price for these options are as follows (*):

December 31, 2020	December 31, 2019	December 31, 2018

Number of options exercisable (In Millions)	11	12	11
Weighted average exercise price in Israeli Shekel	13.89	15.19	18.53
Weighted average exercise price in US Dollar	4.32	4.40	4.94

(*) The share price as of December 31, 2020, is NIS 16.36 and $5.09.

Share-based payments to employees, non-marketable options, range of exercise prices

The range of exercise prices for the options outstanding vested at the end of each period are as follows:

December 31, 2020	December 31, 2019	December 31, 2018

Range of exercise price in Israeli Shekel	13.15-18.32	13.55-24.71	14.26-25.93
Range of exercise price in US Dollar	4.09-5.70	3.92-7.15	3.81-6.92

Share-based payments to employees, non-marketable options, average remaining contractual life

The average remaining contractual life for the outstanding vested options at the end of each period are as follows:

December 31, 2020	December 31, 2019	December 31, 2018

Average remaining contractual life	3.58	3.85	3.90

Share-based payments to employees, restricted shares
Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

August 6, 2014	Officers and senior employees	922	3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).	7.6
February 26, 2015	ICL’s Directors (excluding ICL's CEO)	99	3 tranches: (1) 50% will vest August 28, 2015 (2) 25% will vest February 26, 2017 (3) 25% will vest February 26, 2018			0.7
May 12, 2015	Officers and senior employees	1,194	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date			8.8
June 29, 2015	Former chairman of the BOD	68
December 23, 2015	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	121	3 equal tranches: (1) one third on December 23, 2016 (2) one third on December 23, 2017 (3) one third on December 23, 2018			0.5
June 30, 2016	Officers and senior employees	990	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date			4.1
September 5, 2016	Former chairman of BOD	55

(*) Vesting of the Restricted Shares would be fully accelerated if the holder ceases to serve as a director of the Company, unless he/she ceased to hold office due to those certain circumstances regarding early termination of office or imposition of enforcement measures, as set forth in Sections 231-232a and 233(2) of the Israeli Companies Law.

Note 19 – Equity (cont'd)

C. Share-based payments (cont'd)

  Restricted shares (cont’d)

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

January 3, 2017	ICL’s Directors (excluding ICL's Chairman of the BOD)	146	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the 2014 Equity Compensation Plan. The value includes a reduction of 5% from the value of the equity compensation, pursuant to the decision of the directors in March 2016, to reduce their annual compensation for 2016 and 2017.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the date of the approval of the General Meeting where required).	0.6
February 14, 2017	Former CEO	38		An issuance for no consideration, under the 2014 Equity Compensation Plan.		0.2
June 20, 2017	Officers and Senior employees	2,211				10
August 2, 2017	Former chairman of BOD	53				0.3
January 10, 2018	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	137				0.6
March 6, 2018	Officers and senior employees	1,726				8
May 14, 2018	CEO	121				0.6
August 20, 2018	Former chairman of BOD	47				0.2
	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	88	Acceleration at January 2019.			0.4
April 23, 2020	ICL’s Directors (excluding directors who are officers or directors of Israel Corporation Ltd.)	177	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).	0.6

(*)  Vesting of the Restricted Shares would be fully accelerated if the holder ceases to serve as a director of the Company, unless he/she ceased to hold office due to those certain circumstances regarding early termination of office or imposition of enforcement measures, as set forth in Sections 231-232a and 233(2) of the Israeli Companies Law

Dividends distributed to the Company's Shareholders
Board of Directors decision date to distribute the dividend	Actual date of distribution of the dividend	Gross amount of the dividend distributed (in millions of $)	Net amount of the distribution (net of the subsidiary’s share) (in millions of $)	Amount of the dividend per share (in $)

February 13, 2018	March 14, 2018	70	69	0.05
May 10, 2018	June 20, 2018	52	51	0.04
July 31, 2018	September 4, 2018	56	56	0.04
October 31, 2018	December 19, 2018	66	65	0.05
Total 2018		244	241	0.18
February 5, 2019	March 13, 2019	62	61	0.05
May 7, 2019	June 19, 2019	76	75	0.06
July 31, 2019	September 24, 2019	74	73	0.06
November 6, 2019	December 18, 2019	65	64	0.05
Total 2019		277	273	0.22
February 12, 2020	March 18, 2020	23	23	0.02
May 11, 2020	June 17, 2020	30	30	0.02
July 28, 2020	September 16, 2020	36	36	0.03
November 11, 2020	December 16, 2020	29	29	0.02
Total 2020		118	118	0.09
February 11, 2021 (after the reporting date)*	March 16, 2021	34	34	0.03

(*) The record date is March 3, 2021 and the payment date is March 16, 2021.